Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

September 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Paragon Separate Account C
File No. 811-07982

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2025, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account C of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205; and

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund V is incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company